Schedule of Deferred Share Units (Details) (Parenthetical) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 21, 2020	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Other liabilities current		$ 1,110,125	$ 1,531,409
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted in deferred share units	7,500,000
Grant date and expire in deferred share units	5 years
Share-based Payment Arrangement, Expense		$ 560,461	421,284	$ 549,664
Other liabilities current			$ 1,531,409